Indemnification Assets (Tables)	12 Months Ended
Dec. 31, 2015
Indemnification Assets [Line Items]
Estimated Fair Value And Range Of Fair Value Of Indemnification Assets Acquired
	August 3, 2015
		Range of Value
(dollars in millions)	Fair Value (1)	Low	High
IndyMac Transaction	$455.0	$–	$4,596.8
La Jolla Transaction	0.4	–	85.3
First Federal Transaction	–	–	–
	$455.4	$–	$4,682.1

(1)During the quarter ended December 31, 2015, the Company recognized a measurement period adjustment totaling $25.2 million ($24.9 million for IndyMac and $0.3 million for La Jolla) as a reduction to the Indemnification asset with an increase to the recognized goodwill from the OneWest Transaction.

Carrying Value Of Recognized Indemnification Assets And Related Receivables/Payables

	December 31, 2015
	IndyMac	La Jolla
	Transaction	Transaction	Total
(dollars in millions)
Loan indemnification	$338.6	$0.3	$338.9
Reverse mortgage indemnification	10.3	–	10.3
Agency claims indemnification	65.6	–	65.6
Total	$414.5	$0.3	$414.8
Receivable with (Payable to) the FDIC	$18.6	$(1.9)	$16.7

Submission Of Qualifying Losses For Reimbursement From FDIC

Submission of Qualifying Losses for Reimbursement (dollars in millions)

	December 31, 2015
	SFR	Commercial	Total
Unpaid principal balance (1)	$89.3	$–	$89.3
Cumulative losses incurred	56.2	359.5	415.7
Cumulative claims	56.2	359.5	415.7
Cumulative reimbursement	45.0	287.6	332.6

(1)Due to the expiration of the loss share agreement covering commercial loans in March 2015, the outstanding unpaid principal balance eligible for reimbursement is zero.

IndyMac Transaction [Member]
Indemnification Assets [Line Items]
Credit Losses On Single-family Residential Mortgage Loans (FDIC Indemnified)

Loss Threshold	FDIC Loss Percentage	CIT Loss Percentage	Comments
First Loss Tranche	0%	100%	The first $2.551 billion (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
Under Stated Threshold	80%	20%

Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $3.826 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.

Meets or Exceeds Stated Threshold	95%	5%

Losses based on the unpaid principal balances as of the transaction date that equal or exceed $3.826 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.

Submission Of Qualifying Losses For Reimbursement From FDIC

Submission of Qualifying Losses for Reimbursement (dollars in millions)

December 31, 2015
Unpaid principal balance	$4,372.8
Cumulative losses incurred	3,623.4
Cumulative claims	3,608.4
Cumulative reimbursement	802.6

First Federal Transaction [Member]
Indemnification Assets [Line Items]
Credit Losses On Single-family Residential Mortgage Loans (FDIC Indemnified)

Loss Threshold	FDIC Loss Percentage	CIT Loss Percentage	Comments

First Loss Tranche	0%	100%	The first $932 million (First Loss Tranche) of losses based on the unpaid principal balances as of the transaction date are borne entirely by the Company without reimbursement from the FDIC.
Under Stated Threshold	80%	20%

Losses based on the unpaid principal balances as of the transaction date in excess of the First Loss Tranche but less than $1.532 billion (Stated Threshold) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.

Meets or Exceeds Stated Threshold	95%	5%

Losses based on the unpaid principal balances as of the transaction date that equal or exceed $1.532 billion (Stated Threshold) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.

Submission Of Qualifying Losses For Reimbursement From FDIC

Submission of Qualifying Losses for Reimbursement (dollars in millions)

	December 31, 2015
	SFR	Commercial	Total
Unpaid principal balance (1)	$1,456.8	$–	$1,456.8
Cumulative losses incurred	408.5	9.0	417.5
Cumulative claims	407.2	9.0	416.2
Cumulative reimbursement	-	-	-

(1)Due to the expiration of the loss share agreement covering commercial loans in December 2014, the outstanding unpaid principal balance eligible for reimbursement is zero.

La Jolla Transaction [Member]
Indemnification Assets [Line Items]
Credit Losses On Single-family Residential Mortgage Loans (FDIC Indemnified)

	FDIC Loss	CIT Loss
Loss Threshold	Percentage	Percentage	Comments
Under Stated Threshold	80%	20%	Losses based on unpaid principal balance up to the Stated Threshold ($1.007 billion) are reimbursed 80% by the FDIC with the remaining 20% borne by the Company.
Meets or Exceeds Stated Threshold	95%	5%	Losses based on unpaid principal balance at or in excess of the Stated Threshold ($1.007 billion) are reimbursed 95% by the FDIC with the remaining 5% borne by the Company.